Sale of Asset - Additional Information (Details) $ in Thousands	1 Months Ended
Aug. 29, 2016 USD ($)
Proceeds from Sale of Property, Plant, and Equipment	$ 40
Disposal Of Asset Percentage Of Revenue Sharing	5.00%